Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our board and the talent and compensation committee of our board does not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice to time equity grants based on the release of material non-public information. We did not grant stock options to any of our named executive officers in 2024 and have never granted stock appreciation rights.

Award Timing Method
Our board and the talent and compensation committee of our board does not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice to time equity grants based on the release of material non-public information. We did not grant stock options to any of our named executive officers in 2024 and have never granted stock appreciation rights.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our board and the talent and compensation committee of our board does not take material nonpublic information into account when determining the timing and terms of equity grants.
MNPI Disclosure Timed for Compensation Value	false